Derivative Liabilities (Details) - Schedule of assumptions used in calculating estimated fair value of such warrant liabilities - $ / shares	3 Months Ended		12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2022	Dec. 31, 2021
Schedule of assumptions used in calculating estimated fair value of such warrant liabilities [Abstract]
Volatility	39.50%			58.00%
Risk-free rate	14.85%			0.22%
Contractual term (years)	3 months			9 years
Number of warrants in aggregate (in Shares)	1,610,731	1,610,731
Minimum [Member]
Schedule of assumptions used in calculating estimated fair value of such warrant liabilities [Abstract]
Volatility		85.00%	85.00%
Risk-free rate	3.75%	3.80%	3.80%
Contractual term (years)	1 year 9 months 3 days	6 years 1 month 6 days
Exercise price (in Dollars per share)	$ 8.94	$ 4.64	$ 4.64
Maximum [Member]
Schedule of assumptions used in calculating estimated fair value of such warrant liabilities [Abstract]
Volatility		91.80%	91.80%
Risk-free rate	4.20%	3.90%	3.90%
Contractual term (years)	3 years 7 months 6 days	9 years 10 months 24 days
Exercise price (in Dollars per share)	$ 14.12	$ 14.04	$ 14.04